Commitments and Contingencies, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Loss Contingency Abstract
Loss Contingency Lawsuit Filing Date	2013-03-20
Litigation Settlement Amount	$ 1,100